Revenue - Summary of the Amount of Cumulative Revenue (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Motion Pictures and Television Productions [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	[1]	¥ 796,690	¥ 705,974
Media Networks [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations		8,120	17,568
Music [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	[2]	140,842	127,530
Others [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations		¥ 68,708	¥ 57,948

[1]	For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.
[2]	The amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content.